                            LEVCO EQUITY VALUE FUND
                        a series of LEVCO Series Trust

           SUPPLEMENT TO CLASS A SHARE PROSPECTUS DATED MAY 1, 2000

     The following modifies the disclosure regarding the portfolio managers of the Fund that appears on page 10 of the Prospectus under the caption "Management".

     Daniel M. Theriault has replaced Jeffrey A. Kigner as co-portfolio manager of the Fund. The investment portfolio of the Fund is managed by Mr. Theriault, together with John A. Levin, who continues to serve as a portfolio manager of the Fund. Mr. Theriault is a senior portfolio manager of the Investment Adviser and has served in that capacity since 1997. From 1995 to 1997, Mr. Theriault was employed by T. Rowe Price Associates and served as President and portfolio manager of T. Rowe Price Financial Services Fund. From 1994 to 1995, he was employed as a securities analyst by the predecessor of the Investment Adviser.



                 The date of this Supplement is July 26, 2000.

                            LEVCO EQUITY VALUE FUND
                        a series of LEVCO Series Trust

           SUPPLEMENT TO CLASS B SHARE PROSPECTUS DATED MAY 1, 2000

     The following modifies the disclosure regarding the portfolio managers of the Fund that appears on page 10 of the Prospectus under the caption "Management":

     Daniel M. Theriault has replaced Jeffrey A. Kigner as co-portfolio manager of the Fund. The investment portfolio of the Fund is managed by Mr. Theriault, together with John A. Levin, who continues to serve as a portfolio manager of the Fund. Mr. Theriault is a senior portfolio manager of the Investment Adviser and has served in that capacity since 1997. From 1995 to 1997, Mr. Theriault was employed by T. Rowe Price Associates and served as President and portfolio manager of T. Rowe Price Financial Services Fund. From 1994 to 1995, he was employed as a securities analyst by the predecessor of the Investment Adviser.




                 The date of this Supplement is July 26, 2000.